Property and Equipment, Net (Details Narrative) (10-K) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 255	$ 367	$ 770	$ 551